                                                                       March 14, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia SPVLI, a modified single premium variable life insurance policy
                  (File no. 333-38119)
                  American Skandia FPVLI, a flexible premium variable life insurance policy
                  (File no. 333-58703)
                  American Skandia Focus, a flexible premium variable life insurance policy
                  (File no. 333-95957)
                  American Skandia Horizon, a flexible premium variable life insurance policy
                  (File no. 333-95959)

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  American Skandia Trust                      AIM
  AST AllianceBernstein Growth and Income(1)  AIM V.I. Dynamics
  AST American Century Income and Growth        AIM V.I. Financial Services
  AST Large-CapValue(2)                       AIM V.I. Global Health Care(10)
  AST DeAM Large-Cap Value                    AIM V.I. Technology
  AST AllianceBernstein Core Value(3)
  AST AllianceBernstein Managed Index 500(4)  First Defined Portfolio Fund LLC
  AST Goldman Sachs Concentrated Growth       First Trust(R)10 Uncommon Values
  AST Marsico Capital Growth                  Target Managed VIP
  AST MFS Growth                              The DowSM DART 10
  AST T. Rowe Price Large-Cap Growth(5)       Global Dividend Target 15
  AST Neuberger Berman Mid-Cap Growth(6)      S and P Target 24
  AST Goldman Sachs Mid-Cap Growth            Nasdaq Target 15
  AST Neuberger Berman Mid-Cap Value          Value Line(R)Target 25
  AST DeAM Small-Cap Value                    The Dow Target Dividend
  AST Small-Cap Value
  AST Small-Cap Growth(7)                     Rydex Series Trust
  AST DeAm Small-Cap Growth                   Nova Portfolio
                                              Ursa Portfolio
                                              OTC Portfolio

                                              ProFund VP
                                              Access VP High Yield
                                              ProFund VP Asia 30
                                              ProFund VP Banks
                                              ProFund VP Basic Materials
                                              ProFund VP Bear
                                              ProFund VP Biotechnology
  AST Federated Aggressive Growth             ProFund VP Bull
  AST JPMorgan International Equity           ProFund VP UltraBull
  AST William Blair International Growth      ProFund VP Consumer Servicesl
  AST LSV International Value                 ProFund VP Consumer Goods
  AST MFS Global Equity                       ProFund VP Oil and Gas
  AST Cohen and Steers Realty                   ProFund VP Europe 30
  AST T. Rowe Price Natural Resources         ProFund VP Financials
  AST Global Allocation(8)                    ProFund VP Health Care
  AST American Century Strategic Balanced     ProFund VP Industrials
  AST Mid-Cap Value(9)                        ProFund VP Internet
                                              ProFund VP Japan
                                              ProFund VP Mid-Cap Growth
  AST T. Rowe Price Asset Allocation          ProFund VP Mid-Cap Value
  AST Goldman Sachs High Yield                ProFund VP OTC
  AST Lord Abbett Bond-Debenture              ProFund VP Pharmaceuticals
  AST PIMCO Limited Maturity Bond             ProFund VP Precious Metals
                                              ProFund VP Real Estate
  AST PIMCO Total Return Bond                 ProFund VP Rising Rates Opportunity
  AST T. Rowe Price Global Bond               ProFund VP Semiconductor
  AST Money Market                            ProFund VP Short OTC
  AST Aggressive Asset Allocation             ProFund VP Small-Cap Growth
  AST Capital Growth Asset Allocation         ProFund VP Small-Cap Value
  AST Balanced Asset Allocation
  AST Conservative Asset Allocation
  AST Preservation Asset Allocation
  AST Goldman Sachs Small-Cap Value
  The Prudential Series Fund                  ProFund VP Technology
  SP William Blair International Growth       ProFund VP Telecommunications
                                              ProFund VP U.S. Government Plus
  Wells Fargo Variable Trust                  ProFund VP UltraMid-Cap
  Advantage C and B Large Cap Value11             ProFund VP UltraOTC
    Advantage Equity Income(12)               ProFund VP UltraSmall-Cap

    Evergreen VA                              ProFund VP Utilities
  Evergreen VA International Equity(13)       ProFund VP Large-Cap Growth
  Evergreen VA Omega                          ProFund VP :Large-Cap Value
  Evergreen VA Growth(14)                     ProFund VP Short Small-Cap
                                              ProFund Short Mid-Cap

                                              Gartmore GVIT
                                              Developing Markets
  ------------------------------------------- -------------------------------------
(1) Pre 5/1/05 AST  Alliance  Growth and  Income.  (2)Pre 12/5/05  AST  Hotchkis and Wiley  Large-Cap  Value.  (3)Pre  5/1/05 AST Sanford
Bernstein Core Value.  (4)Pre 5/1/05 AST Sanford Bernstein Managed Index 500 and 12/5/05 AST  Alliance/Bernstein  Growth + Value merged into this fund.  (5)Pre  5/1/05 AST  Alliance  Growth and Pre 12/5/05 AST  AllianceBernstein  Large-Cap  Growth.  (6)12/5/05  AST Alger
All-Cap  Growth  merged into this fund.  (7)Pre  5/1/05 AST State  Street  Research  Small-Cap  Growth.  (8)Pre  5/1/05 AST DeAM Global
Allocation.  (9)Pre  12/5/05 AST Gabelli  All-Cap  Value.  (10)Pre  5/1/05 AIM VI Health  Sciences.  (11)Pre  5/1/05 Wells Fargo Equity
Value.  (12)Pre 5/1/05 Wells Fargo Equity Income.  (13)Pre 4/15/05  Evergreen VA  International  Growth.  (14)Pre 4/15/05  Evergreen VA
Special Equity.

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000060
Date of Filing:            03/09/06

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-06-048564
Date of Filing:            03/08/06

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-06-000702
Date of Filing:            03/07/06

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-06-000052
Date of Filing:            02/24/06

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-06-002461
Date of Filing:            03/09/06

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-06-000803
Date of Filing:            03/13/06

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-06-000783
Date of Filing:            03/10/06

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-06-049970
Date of Filing:            03/10/06

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-06-052248
Date of Filing:            03/13/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel